Shared-based Compensation (Summary Of Activity Under Stock Incentive Plans) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares
Outstanding, Number of Shares, Beginning Balance	4,245,789	8,824,705	8,115,467
Granted, Number of Shares	736,948	593,709	2,237,081
Exercised, number of shares	(1,528,295)	(3,836,560)	(853,794)
Forfeited, Number of Shares	(371,410)	(1,291,043)	(613,613)
Expired, Number of Shares	(19,680)	(45,022)	(60,436)
Outstanding, Number of Shares, Ending Balance	3,063,352	4,245,789	8,824,705
Vested and expected to vest, end of period, Number of Shares	2,929,508
Exercisable, end of period, Number of Shares	1,477,631
Weighted Average Exercise Price
Outstanding, Weighted Average Exercise Price, Beginning Balance (in dollars per share)	$ 29.30	$ 27.93	$ 25.79
Granted, Weighted Average Exercise Price (in dollars per share)	$ 75.13	$ 30.81	$ 34.58
Exercised, Weighted Average Exercise Price (in dollars per share)	$ 27.09	$ 25.32	$ 22.66
Forfeited, Weighted Average Exercise Price (in dollars per share)	$ 39.76	$ 32.73	$ 31.31
Expired, Weighted Average Exercise Price (in dollars per share)	$ 24.56	$ 30.06	$ 27.61
Outstanding, Weighted Average Exercise Price, Ending Balance (in dollars per share)	$ 40.15	$ 29.30	$ 27.93
Vested and expected to vest, end of period, Weighted Average Exercise Price (in dollars per share)	$ 39.23
Exercisable, end of period, Weighted Average Exercise Price (in dollars per share)	$ 28.30
Weighted Average Remaining Contractual Term [Abstract]
Outstanding, ending balance, Weighted Average Remaining Contractual Term	5 years 3 months 25 days
Vested and expected to vest, end of period, Weighted Average Remaining Contractual Term	5 years 3 months 0 days
Exercisable, end of period, Weighted Average Remaining Contractual Term	4 years 6 months 22 days
Outstanding, end of period, Aggregate Intrinsic Value	$ 103,208,779
Vested and expected to vest, end of period, Aggregate Intrinsic Value	101,160,091
Exercisable, end of period, Aggregate Intrinsic Value	$ 65,901,298